Convertible debentures (Details)	12 Months Ended						1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2011 6.25% 2006 Debentures due 2011 CAD CADPerShare	Dec. 31, 2006 6.25% 2006 Debentures due 2011 USD ($)	Dec. 31, 2006 6.25% 2006 Debentures due 2011 CAD	Dec. 31, 2009 6.5% 2006 Debentures due 2014	Dec. 31, 2009 2009 Debentures USD ($)	Dec. 31, 2009 2009 Debentures CAD	Dec. 31, 2011 2009 Debentures CAD CADPerShare	Dec. 17, 2009 2009 Debentures	Oct. 31, 2010 2010 Debentures USD ($)	Oct. 31, 2010 2010 Debentures CAD	Dec. 31, 2011 2010 Debentures CAD CADPerShare	Dec. 31, 2010 2010 Debentures CAD	Oct. 20, 2010 2010 Debentures
Convertible debentures
Aggregate principal amount of convertible debentures issued	$ 80,500,000	80,500,000			60,000,000			86,300,000				80,500,000		80,500,000
Convertible debentures stated interest rate percentage				6.25%	6.25%	6.50%				6.25%					5.60%
Proceeds from issuance of convertible debenture	74,575,000			52,800,000			82,100,000				78,900,000
Conversion rate per $1000 principal amount (in shares)			80.6452						76.9231				55.2486
Principal amount used for convertible debentures conversion ratio			1,000						1,000				1,000
Conversion price of shares (in Canadian dollars per share)			12.40						13.00				18.10